UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:		811-06670

CREDIT SUISSE INSTITUTIONAL FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC 466 Lexington Avenue New York, New York		10017
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. 466 Lexington Avenue New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 875-3500

Date of fiscal year-end:	October 31st

Date of reporting period:	May 1, 2006 to July 31, 2006

Item 1:   Schedule of Investments

Credit Suisse Institutional Fund, Inc. - Investment Grade Fixed Income Portfolio

Schedule of Investments

July 31, 2006 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (14.9%)

Aerospace & Defense (0.7%)
$65	Goodrich Corp., Rule 144A, Notes‡§	(BBB, Baa3)	07/01/16	6.290	$65,589

Banks (0.7%)
25	Bank of America Corp., Rule 144A, Company Guaranteed Notes (Callable 12/31/06 @ $104.04)‡	(A, Aa3)	12/31/26	8.070	26,199
40	USB Capital IX, Company Guaranteed Notes (Callable 04/15/11 @ $100.00)#	(A, Aa3)	04/15/42	6.189	39,707
					65,906

Commercial Services (1.3%)
45	Cendant Corp., Unit	(BBB+, Baa1)	08/17/06	4.890	44,954
90	Steelcase, Inc., Global Senior Notes	(BBB-, Ba1)	11/15/06	6.375	89,828
					134,782

Diversified Financials (4.6%)
20	American Express Co., Notes (Callable 09/01/16 @ $100.00)#	(A-, A3)	09/01/66	6.800	20,240
45	Ameriprise Financial, Inc., Senior Unsecured Notes	(A-, A3)	11/15/10	5.350	44,577
70	General Electric Capital Corp., Series MTNA, Global Notes	(AAA, Aaa)	06/15/12	6.000	71,628
20	General Motors Acceptance Corp., Global Notes	(BB, Ba1)	05/15/09	5.625	19,133
35	Goldman Sachs Group, Inc., Global Notes§	(A+, Aa3)	01/15/15	5.125	33,195
15	John Deere Capital Corp., Series MTN, Notes	(A-, A3)	07/25/11	5.650	15,062
15	JPMorgan Chase & Co., Global Notes§	(A+, Aa3)	03/01/15	4.750	13,932
60	Morgan Stanley, Global Subordinated Notes	(A, A1)	04/01/14	4.750	55,811
65	OMX Timber Finance Investment LLC, Rule 144A, Company Guaranteed Notes (Callable 10/31/19 @ $100.00)‡#	(A+, Aa3)	01/29/20	5.420	61,362
30	Residential Capital Corp., Company Guaranteed Notes	(BBB-, Baa3)	11/21/08	6.125	29,821
52	Residential Capital Corp., Company Guaranteed Notes	(BBB-, Baa3)	02/22/11	6.000	51,077
55	Wachovia Capital Trust III, Bank Guaranteed Notes (Callable 03/15/11 @ $100.00)#	(A-, A2)	03/15/42	5.800	54,163
					470,001

Electric (0.7%)
15	Dominion Resources, Inc., Series G, Senior Notes	(BBB+, Baa2)	11/15/06	3.660	14,919
25	FPL Group Capital, Inc., Notes	(A-, A2)	02/16/07	4.086	24,815
25	PacifiCorp, First Mortgage Notes	(A-, A3)	11/15/11	6.900	26,487
					66,221

Healthcare Services (0.2%)
20	WellPoint, Inc., Global Unsecured Notes	(BBB+, Baa1)	01/15/11	5.000	19,529

Insurance (1.4%)
40	American International Group, Inc., Global Notes#	(AA, Aa2)	05/15/13	4.250	36,860
50	Berkshire Hathaway Finance Corp., Global Company Guaranteed Notes	(AAA, Aaa)	01/15/10	4.125	47,951
40	Nationwide Mutual Insurance Co., Rule 144A, Bonds (Callable 04/15/14 @ $100.00)‡	(A-, A2)	04/15/34	6.600	38,260
20	Progressive Corp., Senior Notes§	(A+, A1)	12/01/32	6.250	19,908
					142,979

Investment Company (0.3%)
25	Frank Russell Co., Rule 144A, Company Guaranteed Notes‡	(AAA, Aa1)	01/15/09	5.625	25,107

Media (0.9%)
45	Comcast Corp., Company Guaranteed Notes	(BBB+, Baa2)	06/15/16	4.950	40,848
30	Cox Communications, Inc., Global Notes	(BBB-, Baa3)	12/15/14	5.450	28,017
25	Time Warner, Inc., Global Company Guaranteed Notes	(BBB+, Baa2)	05/01/12	6.875	25,882
					94,747

Oil & Gas (1.3%)
50	Enterprise Products Operating LP, Series B, Global Senior Notes	(BB+, Baa3)	10/15/34	6.650	48,479
35	Hess Corp., Notes	(BBB-, Ba1)	08/15/31	7.300	37,958
25	Pemex Project Funding Master Trust, Rule 144A, Company Guaranteed Notes‡#	(BBB, Baa1)	06/15/10	6.629	25,625

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS

Oil & Gas
$25	XTO Energy, Inc., Notes§	(BBB, Baa2)	06/30/15	5.300	$23,697
					135,759

Pharmaceuticals (0.2%)
25	Bristol-Myers Squibb Co., Notes§	(A+, A1)	08/15/13	5.250	24,414

Real Estate (0.3%)
30	EOP Operating LP, Notes	(BBB, Baa2)	10/01/10	4.650	28,713

Retail (0.1%)
15	Home Depot, Inc., Global Senior Unsecured Notes	(AA, Aa3)	03/01/16	5.400	14,611

Telecommunications (2.2%)
40	AT&T, Inc., Global Notes	(A, A2)	09/15/34	6.150	37,299
28	Embarq Corp., Notes	(BBB-, Baa3)	06/01/16	7.082	28,229
20	Motorola, Inc., Notes	(A-, Baa2)	11/16/07	4.608	19,787
20	Nextel Communications, Inc., Series E, Senior Notes (Callable 10/31/08 @ $103.44)	(A-, Baa2)	10/31/13	6.875	20,243
20	SBC Communications, Inc., Global Notes	(A, A2)	09/15/14	5.100	18,801
55	Sprint Capital Corp., Global Company Guaranteed Notes	(A-, Baa2)	03/15/32	8.750	67,183
30	Verizon Communications, Inc., Global Senior Notes	(A, A3)	02/15/16	5.550	28,624
					220,166
TOTAL CORPORATE BONDS (Cost $1,552,780)					1,508,524

ASSET BACKED SECURITIES (11.1%)
70	Asset Backed Funding Certificates, Series 2005-AQ1, Class A4#	(AAA, Aaa)	06/25/35	5.010	67,856
35	Asset Backed Funding Certificates, Series 2005-AQ1, Class M1#	(AA, Aa)	06/25/35	5.240	33,540
95	Asset Backed Securities Corp. Home Equity, Series 2003-HE6, Class M6	(BBB-, Baa3)	11/25/33	9.385	94,822
95	CDC Mortgage Capital Trust, Series 2003-HE4, Class M2#	(A, A2)	03/25/34	7.035	96,671
32	CIT Group Home Equity Loan Trust, Series 2003-1, Class M1	(AA, Aa2)	10/20/32	4.670	31,470
9	Countrywide Asset Backed Certificates, Series 2003-BC1, Class A1#	(AAA, Aaa)	03/25/33	5.785	8,845
50	Countrywide Asset Backed Certificates, Series 2005-4, Class MF2	(AA, Aa2)	10/25/35	5.136	48,445
16	Countrywide Home Equity Loan Trust, Series 2002-C, Class A#	(AAA, Aaa)	05/15/28	5.609	16,451
100	First Franklin Mortgage Loan Asset Backed Certificates, Series 2003-FFH2, Class B#	(BB+, Ba2)	02/25/34	6.900	99,585
9	Greenpoint Home Equity Loan Trust, Series 2003-1, Class A#	(AAA, Aaa)	04/15/29	5.639	8,952
120	GSAA Home Equity Trust, Series 2005-12, Class AF4#	(AAA, Aaa)	09/25/35	5.344	116,025
80	GSAMP Trust, Series 2004-AR1, Class B4#	(BB+, Ba1)	06/25/34	5.000	76,119
70	Master Asset Backed Securities Trust, Series 2004-OPT1, Class M7#	(BBB-, Ba1)	02/25/34	9.135	70,499
55	MBNA Credit Card Master Note Trust, Series 2002-C1, Class C1	(BBB, Baa2)	07/15/14	6.800	58,051
50	Morgan Stanley ABS Capital I, Series 2004-NC3, Class B3#	(BBB-, Baa3)	03/25/34	8.385	50,495
80	Park Place Securities, Inc., Series 2004-WHQ2, Class M10‡#	(BB+, Ba1)	02/25/35	7.885	73,100
60	Popular ABS Mortgage Pass-Through Trust, Series 2005-1, Class AF4#	(AAA, Aaa)	05/25/35	4.608	57,938
40	Securitized Asset Backed Receivables LLC, Series 2005-FR5, Class B4#	(BBB-, Ba1)	08/25/35	7.635	35,135
25	SLM Student Loan Trust, Series 2000-1, Class A2L#	(AAA, Aaa)	01/25/13	5.665	24,766
55	Soundview Home Equity Loan Trust, Series 2005-B, Class M8#	(BBB, Baa2)	05/25/35	6.704	54,965
TOTAL ASSET BACKED SECURITIES (Cost $1,126,986)					1,123,730

MORTGAGE BACKED SECURITIES (63.6%)
75	Bank of America Commercial Mortgage, Inc., Series 2005-6, Class A4#	(AAA, Aaa)	09/10/47	5.182	72,676
145	Bank of America Commercial Mortgage, Inc., Series 2006-2, Class AM#	(AAA, Aaa)	05/10/45	5.776	146,087
201	Bank of America Funding Corp., Series 2006-E, Class 2A1#	(AAA, Aaa)	06/20/36	5.891	201,344
25	Bank of America Large Loan, Inc., Rule 144A, Series 2006-LAQ, Class K‡#	(BBB-, Baa3)	02/09/21	6.345	25,095
45	Bear Stearns Commercial Mortgage Securities, Inc., Rule 144A, Series 2005-LXR1, Class H‡#	(BBB-, Baa3)	09/15/18	6.569	45,084
288	Citigroup Mortgage Loan Trust, Inc., Series 2005-8, Class 3A1#	(AAA, Aaa)	09/25/35	5.500	274,241
65	Citigroup/Deutsche Bank Commerical Mortgage Trust, Series 2005-CD1, Class A4#	(AAA, Aaa)	07/15/44	5.226	63,184
42	Countrywide Alternative Loan Trust, Series 2006-OA11, Class M9#	(BBB-, Baa3)	09/25/46	7.350	41,629
300	Fannie Mae Global Notes	(AAA, Aaa)	12/15/10	4.750	294,204
198	Fannie Mae Pool #357739‡‡	(AAA, Aaa)	03/01/35	6.000	196,737

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

MORTGAGE BACKED SECURITIES
$39	Fannie Mae Pool #713667‡‡	(AAA, Aaa)	07/01/33	5.000	$36,773
74	Fannie Mae Pool #725231	(AAA, Aaa)	02/01/34	5.000	69,962
126	Fannie Mae Pool #735196#	(AAA, Aaa)	11/01/34	3.994	124,570
102	Fannie Mae Pool #790724‡‡	(AAA, Aaa)	09/01/34	5.500	98,892
206	Fannie Mae Pool #799947#‡‡	(AAA, Aaa)	11/01/34	5.500	200,985
311	Fannie Mae Pool #801714#‡‡	(AAA, Aaa)	10/01/34	5.000	295,524
132	Fannie Mae Pool #804293#‡‡	(AAA, Aaa)	11/01/34	5.000	124,987
110	Fannie Mae Pool #826514‡‡	(AAA, Aaa)	07/01/35	6.000	109,736
95	Fannie Mae Pool #831622‡‡	(AAA, Aaa)	07/01/36	7.000	97,108
84	Fannie Mae Pool #849706‡‡	(AAA, Aaa)	06/01/35	6.000	83,549
210	Fannie Mae Pool #851037‡‡	(AAA, Aaa)	12/01/35	5.000	198,777
164	Fannie Mae Pool #878492#‡‡	(AAA, Aaa)	02/01/36	5.500	159,268
154	Fannie Mae Pool #891477#‡‡	(AAA, Aaa)	04/01/36	6.500	155,933
100	Federal National Mortgage Association, Series 2006-46, Class PG#‡‡	(AAA, Aaa)	02/25/35	5.500	96,162
120	First Horizon Mortgage Pass-Through Trust, Series 2006-AR1, Class 2A1#	(AAA, Aaa)	05/25/36	5.904	120,234
105	FNMA TBA	(AAA, Aaa)	08/01/36	5.000	99,274
210	FNMA TBA	(AAA, Aaa)	08/01/36	5.500	203,930
525	FNMA TBA	(AAA, Aaa)	08/01/36	6.000	521,596
200	FNMA TBA	(AAA, Aaa)	08/01/36	6.500	202,297
100	Freddie Mac Global Bonds	(AAA, Aaa)	06/18/14	5.250	99,482
200	Freddie Mac Global Notes§	(AAA, Aaa)	02/17/09	4.875	198,544
120	Freddie Mac Global Notes	(AAA, Aaa)	11/15/13	4.875	116,793
91	Freddie Mac Pool #A23629‡‡	(AAA, Aaa)	06/01/34	5.000	86,828
36	Freddie Mac Pool #B11354‡‡	(AAA, Aaa)	12/01/18	5.000	34,681
315	Ginnie Mae Pool #521331#	(AAA, Aaa)	05/15/35	5.500	308,799
105	GMAC Commercial Mortgage Securities, Inc., Series 1997-C2, Class B, Subordinated Bonds	(AAA, Aaa)	04/15/29	6.703	106,375
80	Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class AM#	(AAA, Aaa)	07/10/38	6.110	81,487
196	JPMorgan Mortgage Trust, Series 2006-A4, Class 1A1#	(AAA, Aaa)	06/25/36	5.863	196,276
150	LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A5	(AAA, Aaa)	04/15/30	5.150	144,484
59	Master Specialized Loan Trust, Series 2005-3, Class A2‡#	(AAA, Aaa)	11/25/35	5.704	57,980
100	Merrill Lynch Mortgage Trust, Series 2006-C1, Class AM#	(AAA, Aaa)	05/12/39	5.661	100,091
200	Morgan Stanley Capital I, Series 2006-T23, Class AM#	(AAA, Aaa)	08/12/41	5.983	200,353
87	Residential Accredit Loans, Inc., Series 2004-QA4, Class NB21#	(AAA, Aaa)	09/25/34	5.377	86,955
98	Residential Accredit Loans, Inc., Series 2006-QA1, Class A21#	(AAA, Aaa)	01/25/36	6.005	98,216
35	Residential Asset Mortgage Products, Inc., Series 2004-RS3, Class M4#	(BBB, Baa2)	03/25/34	5.631	33,969
134	Residential Funding Mortgage Securities I, Series 2006-SA1, Class 1A1#	(AAA, Aaa)	02/25/36	5.684	133,630
TOTAL MORTGAGE BACKED SECURITIES (Cost $6,474,913)					6,444,781

FOREIGN BONDS (1.0%)
Electric (0.2%)
20	Compania Nacional de Transmision Electrica SA, Global Senior Notes (Chile)	(A-, Baa1)	04/15/11	7.875	20,942

Insurance (0.2%)
20	Everest Reinsurance Holdings, Global Notes (Bermuda)	(A-, A3)	10/15/14	5.400	18,865

Miscellaneous Manufacturing (0.3%)
30	Tyco International Group SA, Yankee Company Guaranteed Notes (Luxembourg)	(BBB+, Baa3)	10/15/11	6.375	30,975

Oil & Gas (0.1%)
10	Canadian Natural Resources, Ltd., Yankee Notes (Canada)	(BBB+, Baa1)	07/15/11	6.700	10,433

Pipelines (0.2%)
15	TransCanada PipeLines, Ltd., Yankee Bonds (Canada)	(A-, A2)	01/15/15	4.875	14,146
TOTAL FOREIGN BONDS (Cost $99,936)					95,361

UNITED STATES TREASURY OBLIGATIONS (4.6%)
50	United States Treasury Bonds§	(AAA, Aaa)	02/15/23	7.125	60,711
140	United States Treasury Bonds§	(AAA, Aaa)	02/15/36	4.500	127,827
14	United States Treasury Notes§	(AAA, Aaa)	09/30/06	2.500	13,942

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

UNITED STATES TREASURY OBLIGATIONS
$64	United States Treasury Notes§	(AAA, Aaa)	05/31/11	4.875	$63,895
65	United States Treasury Notes§	(AAA, Aaa)	02/15/12	4.875	64,931
75	United States Treasury Notes§	(AAA, Aaa)	11/15/12	4.000	71,314
38	United States Treasury Notes§	(AAA, Aaa)	02/15/16	4.500	36,614
25	United States Treasury Notes§	(AAA, Aaa)	05/15/16	5.125	25,268
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $478,179)					464,502

Number of Shares

SHORT-TERM INVESTMENTS (19.2%)
856,525	State Street Navigator Prime Portfolio§§				856,525

Par (000)

$790	Federal Home Loan Bank Discount Notes ^^		08/11/06	5.160	788,868
288	State Street Bank and Trust Co. Euro Time Deposit ^^		08/01/06	4.100	288,000
15	United States Treasury Bills ^^		08/10/06	4.790	14,983
TOTAL SHORT-TERM INVESTMENTS (Cost $1,948,376)					1,948,376

TOTAL INVESTMENTS AT VALUE (114.4%) (Cost $11,681,170)					11,585,274

LIABILITIES IN EXCESS OF OTHER ASSETS (-14.4%)					(1,454,651)

NET ASSETS (100.0%)					$10,130,623

OPEN FUTURES CONTRACTS

	Number of	Expiration	Contract	Contract	Unrealized Appreciation/
Futures Contracts	Contracts	Date	Amount	Value	(Depreciation)

Federal Republic of Germany 10 Year Bonds Futures	1	09/07/06	$148,125	$149,054	$929
U.S. Treasury 2 Year Notes Futures	7	09/29/06	1,418,828	1,424,281	5,453
U.S. Treasury 5 Year Notes Futures	8	09/29/06	621,401	625,312	3,911
U.S. Treasury 10 Year Notes Futures	1	09/20/06	104,768	106,031	1,263
U.S. Treasury 20 Year Notes Futures	3	09/20/06	323,326	324,844	1,518
			2,616,448	2,629,522	13,074
Government of Canada 10 Year Bonds Futures	(1)	09/20/06	(98,279)	(99,686)	(1,407)
Federal Republic of Germany 10 Year Bonds Futures	(3)	09/07/06	(446,356)	(447,163)	(807)
U.S. Treasury 10 Year Notes Futures	(2)	09/20/06	(211,116)	(212,062)	(946)
			(755,751)	(758,911)	(3,160)

			$1,860,697	$1,870,611	$9,914

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

Forward Foreign	Expiration	Foreign Currency To Be		Contract	Contract	Unrealized
Currency Contracts	Date	Purchased/(Sold)		Amount	Value	Gain (Loss)
British Pound	08/09/06		£161,000	$297,940	$300,658	$2,718
British Pound	08/09/06		£(161,000)	(299,809)	(300,658)	(849)
Canadian Dollar	08/09/06	C$	110,000	99,647	97,351	(2,296)
Canadian Dollar	08/09/06	C$	(209,000)	(188,407)	(184,967)	3,440
European Economic Unit	08/09/06		€74,739	94,325	95,440	1,115
European Economic Unit	08/09/06		€(313,135)	(399,518)	(399,864)	(346)
Japanese Yen	08/09/06		¥45,200,000	403,301	395,529	(7,772)
Japanese Yen	08/09/06		¥(45,200,000)	(399,321)	(395,528)	3,793
Norwegian Krone	08/09/06	NKr	619,000	100,845	100,436	(409)
Norwegian Krone	08/09/06	NKr	(619,000)	(98,839)	(100,436)	(1,597)
Russian Ruble	08/09/06	RUB	2,700,000	101,161	100,778	(383)
New Zealand Dollar	08/09/06	NZ$	158,000	98,535	97,362	(1,173)
New Zealand Dollar	08/09/06	NZ$	(158,000)	(99,147)	(97,362)	1,785
Swedish Krona	08/09/06	SKr	1,432,000	198,566	198,501	(65)
Swiss Franc	08/09/06	CHF	122,000	100,474	99,183	(1,291)
Swiss Franc	08/09/06	CHF	(122,000)	(102,439)	(99,183)	3,256
				$(92,686)	$(92,760)	$(74)

INVESTMENT ABBREVIATIONS

MTN = Medium Term Note

MTNA = Medium Term Note Series A

TBA = To Be Announced

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
‡

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, these securities amounted to a value of $385,421 or 3.8% of net assets.

‡‡	Collateral segregated for futures contracts.
^^	Collateral segregated for TBA securities.
#	Variable rate obligations – The interest rate shown is the rate as of July 31, 2006.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At July 31, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $11,681,170, $32,028, $(127,924) and $(95,896), respectively.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Portfolio’s website at http://www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Credit Suisse Institutional Fund, Inc. - International Focus Portfolio

Schedule of Investments

July 31, 2006 (unaudited)

	Number of Shares	Value

COMMON STOCKS (93.9%)

Brazil (0.5%)
Metals & Mining (0.5%)
Companhia Vale do Rio Doce ADR	6,246	$144,907
TOTAL BRAZIL		144,907

Denmark (2.2%)
Pharmaceuticals (2.2%)
Novo Nordisk AS Series B	10,700	657,926
TOTAL DENMARK		657,926

Egypt (1.3%)
Telecommunications (1.3%)
Orascom Telecom Holding SAE GDR	8,143	389,235
TOTAL EGYPT		389,235

Europe (0.5%)
Diversified Financials (0.5%)
KKR Private Equity Investors LP*	6,100	143,350
TOTAL EUROPE		143,350

France (15.2%)
Automobiles (1.1%)
Renault SA§	3,044	332,489
Banks (2.4%)
Societe Generale§	4,822	719,383
Beverages (1.7%)
Pernod Ricard SA§	2,397	498,758
Insurance (2.7%)
Axa§	22,728	782,000
Media (1.6%)
Lagardere S.C.A.§	6,588	461,620
Oil & Gas (2.0%)
Total SA*§	8,892	604,996
Pharmaceuticals (1.2%)
Sanofi-Aventis§	3,628	344,233
Textiles & Apparel (2.5%)
LVMH Moet Hennessy Louis Vuitton SA	7,281	731,126
TOTAL FRANCE		4,474,605

Germany (7.9%)
Aerospace & Defense (0.6%)
MTU Aero Engines Holding AG	5,128	182,156
Auto Components (1.5%)
Continental AG	4,417	450,688
Banks (1.4%)
Bayerische Hypo-und Vereinsbank AG§	9,801	395,654
Electric Utilities (1.7%)
E.ON AG	4,136	497,858
Multi-Utilities (1.5%)
RWE AG*	5,178	454,113
Software (1.2%)
SAP AG	1,873	342,107
TOTAL GERMANY		2,322,576

Greece (1.5%)
Diversified Telecommunication Services (1.5%)
Hellenic Telecommunications Organization SA (OTE)	20,000	456,536
TOTAL GREECE		456,536

India (1.0%)
Diversified Telecommunication Services (1.0%)
Bharti Airtel, Ltd.*	34,443	282,197

	Number of Shares	Value

COMMON STOCKS
TOTAL INDIA		$282,197

Israel (1.3%)
Pharmaceuticals (1.3%)
Teva Pharmaceutical Industries, Ltd. ADR	11,200	370,496
TOTAL ISRAEL		370,496

Italy (3.5%)
Banks (2.4%)
SanPaolo IMI SpA§	26,656	474,612
UniCredito Italiano SpA	30,426	234,074
		708,686
Oil & Gas (1.1%)
Eni SpA§	10,280	315,074
TOTAL ITALY		1,023,760

Japan (20.0%)
Auto Components (1.0%)
Bridgestone Corp.	16,000	291,869
Banks (3.8%)
Mitsubishi UFJ Financial Group, Inc.	29	407,021
Mizuho Financial Group, Inc.	84	707,610
		1,114,631
Chemicals (3.7%)
Kuraray Company, Ltd.§	30,500	336,767
Shin-Etsu Chemical Company, Ltd.	13,000	755,038
		1,091,805
Diversified Financials (1.7%)
Daiwa Securities Group, Inc.§	45,000	504,228
Electronic Equipment & Instruments (1.4%)
Omron Corp.	16,800	423,734
Household Products (1.2%)
Uni-Charm Corp.§	6,100	338,417
Machinery (1.9%)
Komatsu, Ltd.	27,000	544,903
Specialty Retail (2.1%)
Yamada Denki Company, Ltd.§	6,400	625,193
Trading Companies & Distributors (3.2%)
Sumitomo Corp.	67,000	952,638
TOTAL JAPAN		5,887,418

Luxembourg (1.3%)
Energy Equipment & Services (1.3%)
Acergy SA§	22,000	378,767
TOTAL LUXEMBOURG		378,767

Mexico (1.3%)
Wireless Telecommunication Services (1.3%)
America Movil SA de CV ADR Series L	10,900	390,002
TOTAL MEXICO		390,002

Netherlands (4.5%)
Banks (2.6%)
ABN AMRO Holding NV§	27,134	751,418
Food Products (1.9%)
Royal Numico NV	11,912	571,369
TOTAL NETHERLANDS		1,322,787

	Number of Shares	Value

COMMON STOCKS

Norway (1.1%)
Banks (1.1%)
DNB NOR ASA	25,800	$326,045
TOTAL NORWAY		326,045

Singapore (1.4%)
Banks (1.4%)
United Overseas Bank, Ltd.	42,685	422,371
TOTAL SINGAPORE		422,371

South Korea (1.7%)
Machinery (1.7%)
Samsung Heavy Industries Company, Ltd.	20,910	514,264
TOTAL SOUTH KOREA		514,264

Spain (0.8%)
Tobacco (0.8%)
Altadis SA§	4,765	225,551
TOTAL SPAIN		225,551

Sweden (1.2%)
Communications Equipment (1.2%)
Telefonaktiebolaget LM Ericsson	116,180	365,526
TOTAL SWEDEN		365,526

Switzerland (4.9%)
Banks (2.9%)
Julius Baer Holding, Ltd.*	1,700	157,743
UBS AG*	12,948	704,342
		862,085
Pharmaceuticals (2.0%)
Novartis AG§	10,516	594,654
TOTAL SWITZERLAND		1,456,739

Taiwan (1.1%)
Semiconductor Equipment & Products (1.1%)
MediaTek, Inc.	35,000	318,838
TOTAL TAIWAN		318,838

United Kingdom (19.7%)
Aerospace & Defense (1.2%)
BAE Systems PLC	53,700	358,515
Banks (4.7%)
Barclays PLC	27,023	317,176
HSBC Holdings PLC§	36,500	661,354
Royal Bank of Scotland Group PLC	12,339	401,676
		1,380,206
Beverages (1.4%)
SABMiller PLC	21,018	422,099
Commercial Services & Supplies (1.7%)
Capita Group PLC	18,057	176,369
Hays PLC	131,001	327,536
		503,905
Metals & Mining (3.0%)
BHP Billiton PLC	25,226	477,907
Vedanta Resources PLC§	16,359	404,229
		882,136

	Number of Shares	Value

COMMON STOCKS

United Kingdom
Oil & Gas (2.2%)
BP PLC	53,539	$651,181
Pharmaceuticals (3.3%)
AstraZeneca PLC	5,313	324,171
GlaxoSmithKline PLC	23,048	637,393
		961,564
Tobacco (1.2%)
Imperial Tobacco Group PLC	10,379	339,239
Wireless Telecommunication Services (1.0%)
Vodafone Group PLC*	136,200	295,615
TOTAL UNITED KINGDOM		5,794,460
TOTAL COMMON STOCKS (Cost $20,206,754)		27,668,356

PREFERRED STOCK (0.1%)

United Kingdom (0.1%)
Wireless Telecommunication Services (0.1%)
Vodafone Group PLC* (Cost $43,593)	155,658	43,593

SHORT-TERM INVESTMENTS (27.5%)
State Street Navigator Prime Portfolio§§	6,486,036	6,486,036

	Par (000)
State Street Bank and Trust Co. Euro Time Deposit, 4.100%, 8/01/06	$1,614	1,614,000
TOTAL SHORT-TERM INVESTMENTS (Cost $8,100,036)		8,100,036

TOTAL INVESTMENTS AT VALUE (121.5%) (Cost $28,350,383)		35,811,985

LIABILITIES IN EXCESS OF OTHER ASSETS (-21.5%)		(6,342,819)

NET ASSETS (100.0%)		$29,469,166

INVESTMENT ABBREVIATIONS

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

*      Non-income producing security.

§      Security or portion thereof is out on loan.

§§   Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business.  Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”).  If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments.  Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value.  Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.  Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.  The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities.  When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At July 31, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $28,350,383, $7,788,775, $(330,173) and $7,458,602, respectively.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Portfolio’s website at http://www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Credit Suisse Institutional Fund, Inc. - Large Cap Value Portfolio

Schedule of Investments

July 31, 2006 (unaudited)

	Number of Shares	Value
COMMON STOCKS (98.1%)
Aerospace & Defense (6.6%)
Goodrich Corp.§	6,900	$278,553
L-3 Communications Holdings, Inc.	6,600	486,090
Precision Castparts Corp.	6,100	363,865
United Technologies Corp.	12,000	746,280
		1,874,788
Banks (12.4%)
Bank of America Corp.	24,910	1,283,612
Bank of New York Company, Inc.	1,900	63,859
Hudson City Bancorp, Inc.	29,703	385,248
Mercantile Bankshares Corp.	9,500	337,820
U.S. Bancorp	14,000	448,000
Wells Fargo & Co.	13,900	1,005,526
		3,524,065
Beverages (1.0%)
Coca-Cola Co.	6,700	298,150
Building Products (1.7%)
American Standard Companies, Inc.§	12,300	475,149
Chemicals (1.4%)
Dow Chemical Co.	11,800	408,044
Communications Equipment (1.8%)
Cisco Systems, Inc.*	7,800	139,230
Motorola, Inc.	16,000	364,160
		503,390
Computers & Peripherals (2.3%)
International Business Machines Corp.	8,300	642,503
Containers & Packaging (1.0%)
Crown Holdings, Inc.*§	17,300	288,218
Diversified Financials (12.2%)
American Express Co.	5,500	286,330
Capital One Financial Corp.	5,400	417,690
Citigroup, Inc.	17,200	830,932
Freddie Mac	4,300	248,798
Goldman Sachs Group, Inc.	1,000	152,750
JPMorgan Chase & Co.	10,800	492,696
Lehman Brothers Holdings, Inc.	6,800	441,660
Morgan Stanley	9,000	598,500
		3,469,356
Diversified Telecommunication Services (5.9%)
ALLTEL Corp.	1,600	88,272
AT&T, Inc.	22,100	662,779
Sprint Nextel Corp.	15,600	308,880
Verizon Communications, Inc.	8,600	290,852
Windstream Corp.*§	27,230	341,192
		1,691,975
Electric Utilities (4.6%)
Edison International	6,800	281,384
Exelon Corp.	8,500	492,150
PPL Corp.	13,400	455,868
TXU Corp.	1,200	77,076
		1,306,478

1

	Number of Shares	Value
COMMON STOCKS
Electrical Equipment (1.2%)
Emerson Electric Co.	4,300	$339,356
Energy Equipment & Services (1.5%)
Halliburton Co.	12,400	413,664
Food & Drug Retailing (1.4%)
CVS Corp.	12,100	395,912
Healthcare Providers & Services (0.7%)
Aetna, Inc.	6,000	188,940
Hotels, Restaurants & Leisure (0.5%)
Carnival Corp.§	3,400	132,464
Household Products (1.2%)
Procter & Gamble Co.	6,000	337,200
Industrial Conglomerates (2.6%)
General Electric Co.	22,700	742,063
Insurance (3.9%)
Hartford Financial Services Group, Inc.	7,300	619,332
St. Paul Travelers Companies, Inc.	10,800	494,640
		1,113,972
IT Consulting & Services (1.5%)
First Data Corp.	10,200	416,670
Multiline Retail (0.5%)
Kohl’s Corp.*	2,500	141,575
Oil & Gas (12.2%)
Chevron Corp.	15,200	999,856
ConocoPhillips	5,600	384,384
Exxon Mobil Corp.	21,900	1,483,506
Newfield Exploration Co.*§	7,300	338,574
Noble Energy, Inc.	5,400	273,294
		3,479,614
Paper & Forest Products (1.0%)
International Paper Co.	8,200	281,506
Personal Products (1.0%)
Alberto-Culver Co.	6,000	292,440
Pharmaceuticals (8.8%)
Abbott Laboratories	10,100	482,477
Johnson & Johnson	11,200	700,560
Pfizer, Inc.	36,600	951,234
Wyeth	7,600	368,372
		2,502,643
Real Estate (1.8%)
Annaly Capital Management, Inc.§	24,200	310,002
Liberty Property Trust	4,300	201,455
		511,457
Semiconductor Equipment & Products (0.7%)
Applied Materials, Inc.§	12,400	195,176
Software (0.6%)
Microsoft Corp.	7,500	180,225
Specialty Retail (4.1%)
Abercrombie & Fitch Co. Class A	6,100	323,056
Home Depot, Inc.	13,500	468,585

2

	Number of Shares	Value
COMMON STOCKS
Specialty Retail
Gap, Inc.	8,300	$144,005
Office Depot, Inc.*	6,200	223,510
		1,159,156
Tobacco (2.0%)
Altria Group, Inc.	7,200	575,784
TOTAL COMMON STOCKS (Cost $24,542,048)		27,881,933

SHORT-TERM INVESTMENTS (7.9%)
State Street Navigator Prime Portfolio§§	1,484,999	1,484,999

	Par (000)
State Street Bank and Trust Co. Euro Time Deposit, 4.100%, 8/01/06	$763	763,000
TOTAL SHORT-TERM INVESTMENTS (Cost $2,247,999)		2,247,999

TOTAL INVESTMENTS AT VALUE (106.0%) (Cost $26,790,047)		30,129,932

LIABILITIES IN EXCESS OF OTHER ASSETS (-6.0%)		(1,700,885)

NET ASSETS (100.0%)		$28,429,047

*	Non-income producing security.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation — The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At July 31, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $26,790,047, $3,746,077, $(406,192) and $3,339,885, respectively.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Portfolio’s website at http://www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission - http://www.sec.gov.

3

Credit Suisse Institutional Fund, Inc. - Capital Appreciation Portfolio

Schedule of Investments

July 31, 2006 (unaudited)

	Number of Shares	Value
COMMON STOCKS (92.3%)
Aerospace & Defense (8.6%)
Boeing Co.	3,000	$232,260
Lockheed Martin Corp.	2,500	199,200
Precision Castparts Corp.	2,000	119,300
United Technologies Corp.	4,000	248,760
		799,520
Airlines (0.4%)
AMR Corp.*§	1,900	41,800
Banks (4.4%)
Hudson City Bancorp, Inc.	8,000	103,760
Northern Trust Corp.	2,300	131,330
Wells Fargo & Co.	2,400	173,616
		408,706
Beverages (4.5%)
Coca-Cola Co.	3,900	173,550
PepsiCo, Inc.	3,900	247,182
		420,732
Biotechnology (4.8%)
Biogen Idec, Inc.*	2,000	84,240
Celgene Corp.*§	2,000	95,780
Genentech, Inc.*	1,900	153,558
Genzyme Corp.*	1,600	109,248
		442,826
Chemicals (2.5%)
Monsanto Co.	5,400	232,146
Commercial Services & Supplies (0.8%)
Avery Dennison Corp.§	1,200	70,356
Communications Equipment (7.0%)
Cisco Systems, Inc.*	12,300	219,555
Comverse Technology, Inc.*	5,300	102,714
Corning, Inc.*	11,500	219,305
Motorola, Inc.	4,900	111,524
		653,098
Computers & Peripherals (3.6%)
Apple Computer, Inc.*	3,600	244,656
EMC Corp.*	8,900	90,335
		334,991
Diversified Financials (6.0%)
American Express Co.	3,000	156,180
Citigroup, Inc.	3,500	169,085
Morgan Stanley	2,100	139,650
TD Ameritrade Holding Corp.§	6,000	98,280
		563,195
Electrical Equipment (0.9%)
Rockwell Automation, Inc.	1,400	86,772
Electronic Equipment & Instruments (1.5%)
Roper Industries, Inc.§	3,000	135,600
Energy Equipment & Services (1.6%)
Grant Prideco, Inc.*	1,000	45,510

	Number of Shares	Value
COMMON STOCKS
Energy Equipment & Services
Halliburton Co.	3,000	$100,080
		145,590
Food & Drug Retailing (2.0%)
CVS Corp.	5,700	186,504
Food Products (1.0%)
Wm. Wrigley Jr. Co.§	1,975	90,574
Healthcare Equipment & Supplies (4.7%)
Dade Behring Holdings, Inc.	3,000	122,190
Hologic, Inc.*§	2,000	89,820
IMS Health, Inc.	2,800	76,832
St. Jude Medical, Inc.*	1,400	51,660
Varian Medical Systems, Inc.*§	2,100	95,172
		435,674
Healthcare Providers & Services (0.8%)
Aetna, Inc.	2,300	72,427
Hotels, Restaurants & Leisure (1.2%)
Harrah’s Entertainment, Inc.	1,900	114,209
Household Products (2.2%)
Procter & Gamble Co.	3,600	202,320
Internet Software & Services (2.6%)
eBay, Inc.*	2,200	52,954
Google, Inc. Class A*	300	115,980
Yahoo!, Inc.*	2,600	70,564
		239,498
IT Consulting & Services (2.9%)
CACI International, Inc. Class A*§	1,900	107,065
First Data Corp.	2,800	114,380
NAVTEQ Corp.*§	1,800	50,724
		272,169
Media (2.2%)
Lamar Advertising Co. Class A*§	2,400	117,696
Walt Disney Co.	3,100	92,039
		209,735
Multiline Retail (2.9%)
Kohl’s Corp.*	1,700	96,271
Wal-Mart Stores, Inc.	4,000	178,000
		274,271
Oil & Gas (3.0%)
Newfield Exploration Co.*	1,800	83,484
XTO Energy, Inc.§	4,100	192,659
		276,143
Pharmaceuticals (7.7%)
Johnson & Johnson	4,100	256,455
Medco Health Solutions, Inc.*	2,800	166,124
Pfizer, Inc.	5,100	132,549
Wyeth	3,300	159,951
		715,079

	Number of Shares	Value
COMMON STOCKS
Semiconductor Equipment & Products (0.4%)
Applied Materials, Inc.	2,600	$40,924
Software (7.0%)
Adobe Systems, Inc.*	5,630	160,511
Autodesk, Inc.*	2,400	81,864
Electronic Arts, Inc.*	3,300	155,463
Microsoft Corp.	5,000	120,150
Red Hat, Inc.*§	5,700	134,976
		652,964
Specialty Retail (0.6%)
Best Buy Company, Inc.	1,250	56,675
Tobacco (1.1%)
Altria Group, Inc.	1,300	103,961
Wireless Telecommunication Services (3.4%)
American Tower Corp. Class A*	6,000	202,800
NII Holdings, Inc.*§	2,200	116,116
		318,916
TOTAL COMMON STOCKS (Cost $7,954,491)		8,597,375
SHORT-TERM INVESTMENTS (21.6%)
State Street Navigator Prime Portfolio§§	1,439,750	1,439,750

	Par (000)
State Street Bank and Trust Co. Euro Time Deposit, 4.100%, 8/01/06	$569	569,000
TOTAL SHORT-TERM INVESTMENTS (Cost $2,008,750)		2,008,750

TOTAL INVESTMENTS AT VALUE (113.9%) (Cost $9,963,241)		10,606,125

LIABILITIES IN EXCESS OF OTHER ASSETS (-13.9%)		(1,290,458)

NET ASSETS (100.0%)		$9,315,667

*                                         Non-income producing security.

§                                         Security or portion thereof is out on loan.

§§                                  Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted of published prices for the same securities.

Federal Income Tax Cost – At July 31, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $9,963,241, $1,061,123, $(418,239) and $642,884, respectively.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Portfolio’s website at http://www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission - http://www.sec.gov.

Item 2:                   Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                   Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE INSTITUTIONAL FUND, INC.

/s/ Steven Plump
Name:	Steven Plump
Title:	Chief Executive Officer
Date:	September 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven Plump
Name:	Steven Plump
Title:	Chief Executive Officer
Date:	September 28, 2006

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	September 28, 2006